ROBINSON, BRADSHAW & HINSON, P.A.
ONE INDEPENDENCE CENTER
101 NORTH TRYON STREET, SUITE 1900
CHARLOTTE, NORTH CAROLINA 28246-1900
Stephen M. Lynch
Direct Dial: 704.377.8355
Direct Fax: 704.373.3955
Email: slynch@rbh.com
March 1, 2007
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wellco Enterprises, Inc. CIK 0000105532 Preliminary Proxy Statement
Ladies and Gentlemen:
     On behalf of Wellco Enterprises, Inc., we are submitting this correspondence in connection with the filing of Wellco’s preliminary proxy statement with respect to a special meeting of its shareholders to be called to consider approval of:
•	an Agreement and Plan of Merger, dated as of February 6, 2007 between Wellco and Wasatch Merger Sub, Inc. (“Merger Sub”) and Wasatch Boot Holdings, Inc., under which Merger Sub will merge with and into Wellco and under which each Wellco shareholder will become entitled to receive $14.00 in cash for each outstanding share of Wellco common stock; and

•	an amendment to Wellco’s articles of incorporation to provide that the period of duration of Wellco as a corporation will be perpetual.
Filing Fee
     On February 28, 2007, Wellco transferred $551.79 to the Commission’s account maintained by Mellon Bank in payment of the applicable filing fee.

Securities and Exchange Commission
March 1, 2007

Direct Correspondence
     Copies of any correspondence with respect to the preliminary proxy statement may be sent by fax to the undersigned at (704) 373-3955. You may contact the undersigned by telephone at (704) 377-8355.
Very truly yours,
ROBINSON, BRADSHAW & HINSON, P.A.
/s/ Stephen M. Lynch
Stephen M. Lynch

cc:	Mr. Lee Ferguson Mr. George Henson Mr. Stephen Oetgen Mr. Jeremy Veit